INTANGIBLE ASSET, NET	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
6.	INTANGIBLE ASSET, NET

GOODWILL

Goodwill arose from the excess paid over the fair value of the net assets acquired for the three operating restaurants effective October 1, 2011 and amounts to $396,487. An evaluation was completed effective December 31, 2012 at which time the Company determined that no impairment was necessary.

FRANCHISE COST

Franchise cost for the Company’s Hooters restaurants consists of the following at December 31, 2012 and December 31, 2011. The Company is amortizing these costs from the opening of each restaurant for the 20 year term of the franchise agreement with HOA.

	2012	2011

Franchise cost:
South Africa	$358,888	$346,140
Brazil *	135,000	-
Hungary	104,684	-
	598,572	346,140
Accumulated amortization	(38,740)	(21,056)
Intangible assets, net	$559,832	$325,084

Years ended December 31, 2012 and 2011:

Amortization expense	$18,809	$5,304

Amortization for franchise costs are as follows:

December 31,	Amount
2013	$23,179
2014	23,179
2015	23,179
2016	23,179
2017	23,179
Thereafter	308,937
Totals	$424,832

   * The Brazil franchise cost is not being amortized until we open a restaurant.